Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation [Abstract]
Schedule of Subsidiary	Adjustments to non-controlling interest are accounted for as transactions with owners and adjustments that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	81.9%	Sales Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company
Adjustments to non-controlling interest are accounted for as transactions with owners and adjustments that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	81.9%	Sales Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company